Finance income, net (Tables)	3 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Schedule of Finance Income, Net
Finance income for the three months ended March 31, 2025 and 2024 is comprised of:

	Three months ended March 31,
	2025	2024
	$	$
Interest on acquisition related consideration	11	10
Interest on lease obligations	20	41
Interest income	(679)	(596)
	(648)	(545)